Line of Credit (Details Narrative) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Line of credit facility, maximum borrowing capacity	$ 62,500
Interest rate	13.75%
Line of credit	$ 58,316	$ 59,169